WARRANTS (Details 2) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2016	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Class of Warrant or Right, Outstanding		17,638,243	17,900,288		10,823,450	17,638,243		18,049,075		17,900,288	18,049,075	10,823,450
Derivative Liability, Fair Value, Gross Liability		$ 3,353,381			$ 8,382,648	$ 3,353,381		$ 6,067,869			$ 6,067,869	$ 8,382,648
Fair value of warrants exercised			$ (60,966)			(43,562)
Change in fair value of warrant derivative liability		(2,130,106)	(870,913)	$ (3,496,070)	6,387,473	(1,739,047)	$ (4,413,819)	(7,419,643)	$ 0	$ (7,742,555)	(484,124)	6,387,473
Derivative Liability		$ 3,353,381	$ 5,135,990		$ 8,382,648	$ 3,353,381		$ 6,067,869	$ 0	$ 5,135,990	$ 6,067,869	$ 8,382,648
Number Of Warrants Exercised	148,787					(262,045)
Warrants Issued In February 26, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					8,509,325							8,509,325
Derivative Liability, Fair Value, Gross Liability					$ 550,374							$ 550,374
Warrants Issued In March 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					1,333,750							1,333,750
Derivative Liability, Fair Value, Gross Liability					$ 1,036,325							$ 1,036,325
Warrants Issued In March 31, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					980,375							980,375
Derivative Liability, Fair Value, Gross Liability					$ 759,290							$ 759,290
Warrants Issued In April 21, 2015 Financing [Member]
Class of Warrant or Right, Outstanding								3,426,500			3,426,500
Derivative Liability, Fair Value, Gross Liability								$ 2,588,722			$ 2,588,722
Warrants Issued In May 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding								1,560,625			1,560,625
Derivative Liability, Fair Value, Gross Liability								$ 1,025,173			$ 1,025,173
Warrants Issued In June 30, 2015 Financing [Member]
Class of Warrant or Right, Outstanding								2,238,500			2,238,500
Derivative Liability, Fair Value, Gross Liability								$ 1,490,969			$ 1,490,969